OPERATIONS IN TURKMENISTAN (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of impairment charges on the Statement of profit or loss
Current provision for income tax	₽ 19,881	₽ 20,712	₽ 15,177
Other operating expenses	(4,740)	(1,177)	(2,920)
Deferred income tax	(2,779)	(2,408)	₽ (137)
Total impairment loss	149	3,775
Turkmenistan
Effect of impairment charges on the Statement of profit or loss
Impairment of long-lived assets		3,204
Current provision for income tax		100
Provision for doubtful accounts		74
Other operating expenses		37
Taxes other than income tax		20
Deferred income tax		(69)
Total impairment loss		₽ 3,366
Provision for dismantling of terminal network equipment	₽ 228